As filed with the Securities and Exchange Commission on May 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedules of Investments.

Kellner Merger Fund
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 76.1%
	Ambulatory Health Care Services - 1.9%
40,000	Nordion, Inc. (a)	$460,800

	Apparel Manufacturing - 0.6%
9,000	Jones Group, Inc. (c)	134,730

	Beverage and Tobacco Product Manufacturing - 9.1%
26,300	Beam, Inc. (c)	2,190,790

	Broadcasting (except Internet) - 15.1%
388,900	Sirius XM Holdings, Inc. (a)(c)	1,244,480
17,500	Time Warner Cable, Inc. (c)	2,400,650
		3,645,130
	Chemical Manufacturing - 8.1%
21,200	Forest Laboratories, Inc. (a)(c)	1,956,124

	Clothing and Clothing Accessories Stores - 9.3%
34,900	Jos. A Bank Clothiers, Inc. (a)(c)	2,244,070

	Computer and Electronic Product Manufacturing - 3.9%
56,600	LSI Corp. (c)	626,562
17,700	RDA Microelectronics, Inc. - ADR (c)	317,361
		943,923
	Credit Intermediation and Related Activities - 6.4%
128,200	Hudson City Bancorp, Inc. (c)	1,260,206
3,300	KKR Financial Holdings, LLC (c)	38,181
5,100	Sterling Financial Corp. (c)	169,983
5,000	Washington Banking Co. (c)	88,900
		1,557,270
	Food and Beverage Stores - 0.1%
700	Safeway, Inc.	25,858

	Insurance Carriers and Related Activities - 1.9%
172,300	Tower Group International, Ltd. (b)(c)	465,210

	Merchant Wholesalers, Nondurable Goods - 1.1%
5,000	Shoppers Drug Mart Corp. (b)	275,125

	Mining (except Oil and Gas) - 0.9%
1,610	Martin Marietta Materials, Inc. (c)	206,644

	Nursing and Residential Care Facilities - 1.3%
10,000	Emeritus Corp. (a)(c)	314,400

	Oil and Gas Extraction - 5.3%
27,300	EPL Oil & Gas, Inc. (a)(c)	1,053,780
8,160	Regency Energy Partners L.P. (c)	222,115
		1,275,895
	Publishing Industries (Except Internet) - 2.4%
18,700	AutoNavi Holdings Ltd. - ADR (a)(c)	374,748
18,100	Giant Interactive Group, Inc. - ADR (c)	209,417
		584,165
	Real Estate - 2.0%
7,900	BRE Properties, Inc. (c)	495,962

	Telecommunications - 0.3%
1,400	Ziggo NV (b)	62,201

	Utilities - 6.4%
25,600	UNS Energy Corp. (c)	1,536,768
	TOTAL COMMON STOCKS (Cost $18,333,254)	18,375,065

	RIGHTS - 0.0%
6,500	Community Health Systems, Inc. (a)	393
	TOTAL RIGHTS (Cost $0)	393

	MONEY MARKET FUNDS - 29.1%
7,026,229	Fidelity Institutional Money Market Portfolio, Class I, 0.05% (d)	7,026,229
	TOTAL MONEY MARKET FUNDS (COST $7,026,229)	7,026,229

	Total Investments in Securities (Cost $25,359,483) - 105.2%	25,401,687
	Liabilities in Excess of Other Assets - (5.2)%	(1,266,920)
	NET ASSETS - 100.0%	$24,134,767

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2014.
ADR	American Depository Receipt

Kellner Merger Fund
Schedule of Securities Sold Short
at March 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 30.2%
	Broadcasting (except Internet) - 10.4%
50,312	Comcast Corp. - Class A	$2,516,606

	Chemical Manufacturing - 6.0%
7,008	Actavis PLC (a)(b)	1,442,597

	Clothing and Clothing Accessories Stores - 0.1%
1,300	Zale Corp. (a)	27,183

	Credit Intermediation and Related Activities - 6.4%
4,450	Heritage Financial Corp.	75,294
10,772	M&T Bank Corp.	1,306,644
8,522	Umpqua Holdings Corp.	158,850
		1,540,788
	Food and Beverage Stores - 0.7%
3,883	Loblaw Companies Ltd. (a)(b)	164,733

	Nonmetallic Mineral Product Manufacturing - 0.8%
2,300	Texas Industries, Inc. (a)	206,126

	Nursing and Residential Care Facilities - 1.3%
9,500	Brookdale Senior Living, Inc. (a)	318,345

	Oil and Gas Extraction - 2.5%
15,943	Energy XXI (Bermuda) Ltd. (b)	375,777
8,160	Regency Energy Partners L.P.	222,115
		597,892
	Other Information Services - 0.2%
302	Liberty Global PLC - Class A (a)(b)	12,563
746	Liberty Global PLC - Class C (a)(b)	30,370
		42,933
	Real Estate - 1.6%
2,346	Essex Property Trust, Inc.	398,937

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
1,683	KKR & Co., L.P.	38,440
	TOTAL COMMON STOCKS (Proceeds $7,248,649)	7,294,580

	Total Securities Sold Short (Proceeds $7,248,649)	$7,294,580

(a)	Non-income producing security.
(b)	Foreign issued security.

Kellner Long/Short Fund
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 56.4%
	Accommodation - 2.5%
350	Starwood Hotels & Resorts Worldwide, Inc. (c)	$27,860

	Ambulatory Health Care Services - 1.0%
700	Amedisys, Inc. (a)(c)	10,423

	Building Material and Garden Equipment - 3.3%
450	Home Depot, Inc. (c)	35,608

	Clothing and Clothing Accessories Stores - 0.4%
3,400	Wet Seal, Inc. - Class A (a)(c)	4,488

	Computer and Electronic Product Manufacturing - 5.0%
1,800	GenCorp, Inc. (a)(c)	32,886
5,000	Zynga, Inc. - Class A (a)(c)	21,500
		54,386
	Construction of Buildings - 3.2%
800	D.R. Horton, Inc. (c)	17,320
500	Toll Brothers, Inc. (a)(c)	17,950
		35,270
	Crop Production - 2.7%
500	Alico, Inc. (c)	18,850
1,500	S&W Seed Co. (a)(c)	11,115
		29,965
	Educational Services - 0.8%
1,200	Career Education Corp. (a)(c)	8,952

	Fabricated Metal Product Manufacturing - 3.0%
400	Stanley Black & Decker, Inc. (c)	32,496

	Food Manufacturing - 0.9%
350	WhiteWave Foods Co. - Class A (a)(c)	9,989

	General Merchandise Stores - 1.5%
150	Costco Wholesale Corp. (c)	16,752

	Machinery Manufacturing - 3.3%
3,000	Petroleum Geo-Services ASA (b)	36,524

	Mining (except Oil and Gas) - 0.6%
300	Cameco Corp. (b)(c)	6,870

	Oil and Gas Extraction - 5.3%
35,500	Archer Ltd. (a)(b)	46,244
31,900	Interoil Exploration and Production ASA (a)(b)	11,934
		58,178
	Paper Manufacturing - 1.2%
400	Sealed Air Corp. (c)	13,148

	Plastics and Rubber Products Manufacturing - 2.2%
400	Jarden Corp. (a)(c)	23,932

	Primary Metal Manufacturing - 0.8%
472	Titan International, Inc. (c)	8,963

	Telecommunications - 1.5%
500	NeuStar, Inc. - Class A (a)(c)	16,255

	Transportation Equipment Manufacturing - 4.6%
200	Boeing Co. (c)	25,098
500	Spirit AeroSystems Holdings, Inc. - Class A (a)(c)	14,095
300	Textron, Inc. (c)	11,787
		50,980
	Truck Transportation - 1.8%
2,000	Nordic American Tankers Ltd. (b)(c)	19,680

	Utilities - 0.8%
1,500	Pure Cycle Corp. (a)(c)	9,075

	Water Transportation - 10.0%
4,000	Ardmore Shipping Corp. (b)(c)	53,200
2,634	DHT Holdings, Inc. (b)(c)	20,493
8,831	Golden Ocean Group Ltd. (b)	17,477
400	Knightsbridge Tankers Ltd. (b)(c)	5,420
2,000	Paragon Shipping, Inc. - Class A (a)(b)(c)	13,700
		110,290
	TOTAL COMMON STOCKS (Cost $609,687)	620,084

	PREFERRED STOCKS - 0.4%
	Telecommunications - 0.4%
3,550	Oi S.A. - ADR (c)	4,721
	TOTAL PREFERRED STOCKS (Cost $6,582)	4,721

	MONEY MARKET FUNDS - 48.6%
534,536	Fidelity Institutional Money Market Portfolio, Class I, 0.05% (d)	534,536
	TOTAL MONEY MARKET FUNDS (Cost $534,536)	534,536

	Total Investments in Securities (Cost $1,150,805) - 105.4%	1,159,341
	Liabilities in Excess of Other Assets - (5.4)%	(59,368)
	NET ASSETS - 100.0%	$1,099,973

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2014.
ADR	American Depository Receipt

Kellner Long/Short Fund
Schedule of Securities Sold Short
at March 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 4.0%
	Food Services and Drinking Places - 0.6%
12	Chipotle Mexican Grill, Inc. (a)	$6,817

	Support Activities for Mining - 3.4%
500	Noble Corp. PLC (b)	16,370
500	Transocean Ltd. (b)	20,670
		37,040
	TOTAL COMMON STOCKS (Proceeds $43,632)	43,857

	EXCHANGE-TRADED FUNDS - 22.6%
	Other Investment Pools and Funds - 22.6%
1,050	IShares Russell 2000 ETF	122,157
630	SPDR S&P 500 ETF Trust	117,835
100	SPDR S&P Retail ETF	8,425
		248,417
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $250,739)	248,417

	Total Securities Sold Short (Proceeds $294,371)	$292,274

(a)	Non-income producing security.
(b)	Foreign issued security.
ETF	Exchange-Traded Fund

Note 1 – Securities Valuation

The Kellner Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks, preferred stocks, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2014:

Kellner Merger Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$2,022,480	$-	$-	$2,022,480
Health Care and Social Assistance	775,200	-	-	775,200
Information	4,291,496	-	-	4,291,496
Manufacturing	5,225,567	-	-	5,225,567
Mining, Quarrying, and Oil and Gas Extraction	1,482,539	-	-	1,482,539
Real Estate and Rental and Leasing	495,962	-	-	495,962
Retail Trade	2,269,928	-	-	2,269,928
Utilities	1,536,768	-	-	1,536,768
Wholesale Trade	275,125	-	-	275,125
Total Common Stocks	18,375,065	-	-	18,375,065
Rights	393	-	-	393
Short-Term Investments	7,026,229	-	-	7,026,229
Total Investments in Securities	$25,401,687	$-	$-	$25,401,687
Securities Sold Short	$7,294,580	$-	$-	$7,294,580

Kellner Long/Short Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$27,860	$-	$-	$27,860
Agriculture, Forestry, Fishing and Hunting	29,965	-	-	29,965
Construction	35,270	-	-	35,270
Educational Services	8,952	-	-	8,952
Health Care and Social Assistance	10,423	-	-	10,423
Information	16,255	-	-	16,255
Manufacturing	230,418	-	-	230,418
Mining, Quarrying, and Oil and Gas Extraction	65,048	-	-	65,048
Retail Trade	56,848	-	-	56,848
Transportation and Warehousing	129,970	-	-	129,970
Utilities	9,075	-	-	9,075
Total Common Stocks	620,084	-	-	620,084
Preferred Stocks
Information	4,721	-	-	4,721
Total Preferred Stocks	4,721	-	-	4,721
Short-Term Investments	534,536	-	-	534,536
Total Investments in Securities	$1,159,341	$-	$-	$1,159,341
Securities Sold Short	$292,274	$-	$-	$292,274

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2014, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended March 31, 2014.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Funds’ overall strategy in a manner deemed appropriate to the Adviser and consistent with the Funds’ investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent it does hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

As of March 31, 2014, the Funds did not hold options contracts.

Average Balance Information

The average monthly market values of written options during the period ended March 31, 2014, for the Kellner Merger Fund was $140.

Transactions in written options contracts for the period ended March 31, 2014, are as follows:

Kellner Merger Fund
	Contracts	Premiums Received
Beginning Balance	(2)	$(316)
Options written	(10)	(880)
Options closed	12	1,196
Outstanding at March 31, 2014	-	$-

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2014, was as follows*:

Kellner Merger Fund

Cost of investments	$25,359,483

Gross unrealized appreciation	378,732
Gross unrealized depreciation	(336,528)
Net unrealized appreciation	$42,204

Kellner Long/Short Fund

Cost of investments	$1,150,805

Gross unrealized appreciation	26,525
Gross unrealized depreciation	(17,989)
Net unrealized appreciation	$8,536

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
             Douglas G. Hess, President

Date 5/30/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 5/30/2014

By (Signature and Title)*/s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date 5/30/2014

* Print the name and title of each signing officer under his or her signature.